Related Party Transactions	9 Months Ended	12 Months Ended
	Oct. 29, 2011	Jan. 29, 2011
Related Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

NOTE 10 - RELATED-PARTY TRANSACTIONS

Glenn and Stephen Nussdorf and their sister, Arlene Nussdorf, owned an aggregate 6,649,476 shares or approximately 74% of the total number of shares of the Company’s common stock as of October 29, 2011, excluding shares issuable upon conversion of certain Warrants and not assuming the exercise of any outstanding options held by the Company’s officers and directors. Stephen Nussdorf has served as the Chairman of the Company’s Board of Directors since February 2004 and Executive Chairman of the Board since April 2011.

The Nussdorfs are officers and principals of Quality King, which distributes pharmaceuticals and health and beauty care products, and the Company’s President and Chief Executive Officer, Michael W. Katz (“Mr. Katz”), is also an executive of Quality King.

See Note 5 for a discussion of notes payable to affiliates.

Effective August 1, 2008, the 2003 Stockholder Agreement between our predecessor company, Model Reorg, Inc. and Mr. Katz was amended and restated (the “Agreement”) and the Company’s subsidiary, Model Reorg Acquisition LLC, issued a $1.9 million promissory note payable to Mr. Katz. The note, which bore interest at 4% and is payable in equal monthly installments of $53,333 commencing September 1, 2008 and terminating August 1, 2011, liquidated Model Reorg’s preexisting obligation to Mr. Katz under the Agreement, which had provided for stock ownership and an earnings participation in Model Reorg. Under the Agreement, Mr. Katz is bound by certain non-compete, non-solicitation and confidentiality covenants. The balance of the note payable was paid in August 2011. As of January 29, 2011, the note payable was included in current notes payable-affiliate in the aggregate amount of $0.4 million.

Transactions With Affiliated Companies

Glenn Nussdorf beneficially owns approximately 11.1% of the outstanding common stock of Parlux Fragrances, Inc. (“Parlux”), a publicly traded manufacturer and distributor of prestige fragrances and beauty products. The Company has historically purchased merchandise from Parlux. Glenn Nussdorf also has an ownership interest in Lighthouse Beauty Marketing, LLC and Lighthouse Beauty, LLC, both of which are manufacturers and distributors of prestige fragrances. Starting in fiscal 2010, the Company began purchasing merchandise from both entities. Starting in fiscal 2009, the Company has also purchased merchandise from Quality King. The amounts due to these related companies are non-interest bearing and are included in accounts payable-affiliates in the accompanying condensed consolidated balance sheets. Purchases from related parties are generally payable in 90 days; however, due to the seasonality of the Company’s business, these terms are generally extended. Related party accounts have historically been brought closer to terms at the end of the holiday season. During the rest of the year, the Company has relied upon these extended terms to provide a portion of its liquidity. Transactions with these related companies during the thirteen and thirty-nine weeks ended October 29, 2011 and October 30, 2010 were as follows:

	Total Purchases Thirteen Weeks Ended October 29, 2011	Total Purchases Thirteen Weeks Ended October 30, 2010	Total Purchases Thirty-nine Weeks Ended October 29, 2011	Total Purchases Thirty-nine Weeks Ended October 30, 2010	Balance Due October 29, 2011	Balance Due January 29, 2011
	(in thousands)
Parlux	$18,523	$16,549	$35,024	$35,433	$17,340	$14,015
Quality King	—	—	—	3,529	—	—
Lighthouse Beauty Marketing, LLC	140	—	567	—	2	318
Lighthouse Beauty, LLC	6,744	—	8,383	—	1,167	406

	$25,407	$16,549	$43,974	$38,962	$18,509	$14,739

Glenn, Stephen and Arlene Nussdorf own GSN Trucking, Inc. (“GSN”) which provides general transportation and freight services. The Company periodically utilizes GSN to transport both inbound purchases of merchandise and outbound shipments to wholesale customers. During the thirteen and thirty-nine weeks ended October 29, 2011, total payments to GSN for transportation services provided were less than $0.1 million. There was no balance due to GSN at October 29, 2011.

Quality King occupies a leased 560,000 square foot facility in Bellport, NY. The Company began occupying approximately half of this facility in December 2007 under a sublease that terminates on September 30, 2027, and this location serves as the Company’s principal offices. As of October 29, 2011, the monthly current sublease payments are approximately $211,000 and increase by 3% annually. Total payments by the Company to Quality King were approximately $0.6 million during both thirteen week periods ended October 29, 2011 and October 30, 2010, and $1.9 million and $1.8 million for the thirty-nine weeks ended October 29, 2011 and October 30, 2010, respectively, for this sublease.

The Company and Quality King are parties to a Services Agreement providing for the Company’s participation in certain third party arrangements at the Company’s respective share of Quality King’s cost, including allocated overhead, plus a 2% administrative fee, and the provision of legal services. The Company also shares with Quality King the economic benefit of the bulk rate contract that the Company has with UPS to ship Quality King’s merchandise and related items. The Services Agreement will terminate on thirty days’ written notice from either party. The expenses charged under these arrangements to the Company were $0.1 million during the thirteen weeks ended October 29, 2011 and October 30, 2010, and $0.4 million during the thirty-nine weeks ended October 29, 2011 and October 30, 2010. The balance due to Quality King for expenses charged under the Services Agreement was less than $0.1 million at both October 29, 2011 and January 29, 2011.

NOTE 5 - RELATED PARTY TRANSACTIONS

Glenn and Stephen Nussdorf and their sister, Arlene Nussdorf, owned an aggregate 6,649,476 shares or approximately 74% of the total number of shares of the Company’s common stock as of January 29, 2011, excluding shares issuable upon conversion of the Warrants discussed in Note 9 or the Convertible Note discussed in Note 6, and not assuming the exercise of any outstanding options held by the Company’s officers and directors. Stephen Nussdorf has served as the Chairman of the Company’s Board of Directors since February 2004.

The Nussdorfs are officers and principals of Quality King, which distributes pharmaceuticals and health and beauty care products, and the Company’s President and Chief Executive Officer, Michael W. Katz is an executive of Quality King.

See Note 6 for discussion of notes payable to affiliates.

Effective August 1, 2008, the Company’s subsidiary, Model Reorg Acquisition LLC, issued a $1.9 million promissory note payable to Mr. Katz, with interest at 4%, in equal monthly installments of $53,333 commencing September 1, 2008 and terminating August 1, 2011. Under a related stockholder agreement, Mr. Katz is bound by certain non-compete, non-solicitation and confidentiality covenants. The note payable is included in current and long term notes payable—affiliate as of January 29, 2011 and January 30, 2010, in the amounts of $0.4 million and $1.0 million, respectively, on the accompanying consolidated balance sheets.

Transactions with Affiliated Companies

Glenn Nussdorf beneficially owns approximately 10.1% of the outstanding common stock of Parlux Fragrances, Inc. (“Parlux”), a publicly traded manufacturer and distributor of prestige fragrances and beauty products. The Company has historically purchased merchandise from Parlux. Glenn Nussdorf also has an ownership interest in Lighthouse Beauty Marketing, LLC and Lighthouse Beauty, LLC, both of which are manufacturers and distributors of prestige fragrances. Starting in fiscal 2010, the Company began purchasing merchandise from both entities. Starting in fiscal 2009, the Company has also purchased merchandise from Quality King. The amounts due to these related companies are non-interest bearing and are included in accounts payable-affiliates in the accompanying consolidated balance sheets. Purchases from related parties are generally payable in 90 days; however, due to the seasonality of the Company’s business, these terms are generally extended. Related party accounts have historically been brought closer to terms at the end of the holiday season. During the rest of the year, the Company has relied upon these extended terms to provide a portion of its liquidity. Transactions with these related companies during fiscal 2010 and 2009 were as follows:

	Total Purchases Fiscal Year Ended January 29, 2011	Total Purchases Fiscal Year Ended January 30, 2010	Balance Due January 29, 2011	Balance Due January 30, 2010
	(in thousands)
Parlux	$45,679	$31,671	$14,015	$15,891
Quality King	3,529	18,064	—	19,386
Lighthouse Beauty Marketing, LLC	1,725	—	318	—
Lighthouse Beauty, LLC	7,663	—	406	—

	$58,596	$49,735	$14,739	$35,277

Glenn, Stephen and Arlene Nussdorf own GSN Trucking, Inc. (“GSN”) which provides general transportation and freight services. The Company periodically utilizes GSN to transport both inbound purchases of merchandise and outbound shipments to wholesale customers. During fiscal 2010, total payments to GSN for transportation services provided were approximately $0.2 million. The amount due to GSN at January 29, 2011 was less than $0.1 million and is included in accounts payable-affiliates in the accompanying consolidated balance sheets.

Quality King occupies a leased 560,000 square foot facility in Bellport, NY. The Company began occupying approximately half of this facility in December 2007 under a sublease that terminates on September 30, 2027, and this location serves as the Company’s principal offices. As of January 29, 2011, the monthly current sublease payments are approximately $205,000 and increase by 3% annually. Total payments by the Company to Quality King in fiscal 2010 and 2009 for this sublease were approximately $2.5 million and $2.4 million, respectively.

The Company and Quality King are parties to a Services Agreement providing for the Company’s participation in certain third party arrangements at the Company’s respective share of Quality King’s cost, including allocated overhead, plus a 2% administrative fee, and the provision of legal services. The Company also shares with Quality King the economic benefit of the bulk rate contract that the Company has with UPS to ship Quality King’s merchandise and related items. The Services Agreement will terminate on thirty days’ written notice from either party. During both fiscal 2010 and 2009, the expenses charged under these arrangements to the Company were $0.6 million.